Trade and Other Receivables - Summary of Expected Credit Loss Allowance for Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
At 1 January	$ 131	$ 140	$ 133
Translation adjustment	(8)	(5)	5
Disposed of during year	(5)	(1)	(4)
Written off during year	(19)	(14)	(23)
Arising on acquisition (note 30)	2	1	0
Net remeasurement of expected credit loss allowance	24	10	29
At 31 December	$ 125	$ 131	$ 140